Subsequent Events (Details) - Restricted stock units - shares			3 Months Ended		12 Months Ended
	Jan. 11, 2021	Dec. 04, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Granted (in shares)		30,000.00	4,804,000	0	517,234
Chief Operating Officer
Subsequent Event [Line Items]
Granted (in shares)	33,423